Expense Example {- Fidelity® Total Bond Fund} - 08.31 Fidelity Total Bond Fund AMCIZ PRO-15 - Fidelity® Total Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Total Bond Fund-Class A
Expense Example:
1 year	$ 474
3 years	630
5 years	800
10 years	1,293
Fidelity Total Bond Fund-Class M
Expense Example:
1 year	474
3 years	630
5 years	800
10 years	1,293
Fidelity Total Bond Fund-Class C
Expense Example:
1 year	255
3 years	480
5 years	829
10 years	1,604
Fidelity Total Bond Fund - Class I
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Fidelity Total Bond Fund-Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500